Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
REVENUES
Rental income	$ 605,295	$ 575,342	$ 536,045
Non-property income:
Other income	12,494	12,363	27,190
Gain on consolidation of joint ventures		1,912
Total revenues	617,789	589,617	563,235
Rental expenses:
Real estate taxes and insurance	75,041	71,036	63,660
Personnel	55,411	49,765	46,700
Utilities	33,140	30,467	28,041
Repair and maintenance	34,369	30,403	29,005
Administrative and marketing	15,814	13,925	14,104
Property management	16,646	15,823	14,742
Other operating expenses	5,848	6,487	4,563
Real estate depreciation and amortization	289,957	265,049	239,678
Interest
Expense incurred	142,984	136,137	153,275
Net loss/(gain) on debt extinguishment	1,204	(9,849)	(26,306)
Amortization of convertible debt discount	3,530	4,283	6,598
Prepayment penalty on debt restructure		1,022	4,201
Write-off of fair market value adjustment for debt paid off on consolidated joint venture		1,552
Expenses related to tender offer		3,764
General and administrative	42,710	39,344	38,776
Severance costs and other restructuring charges	6,803		653
Other depreciation and amortization	4,843	5,161	4,866
Total expenses	728,300	664,369	622,556
Loss from operations	(110,511)	(74,752)	(59,321)
Loss from unconsolidated entities	(4,204)	(18,665)	(3,612)
Loss from continuing operations	(114,715)	(93,417)	(62,933)
Income from discontinued operations	8,127	1,794	806,800
Consolidated net (loss)/income	(106,588)	(91,623)	743,867
Net loss attributable to redeemable non-controlling interests in OP	3,835	4,282	(45,875)
Net income attributable to non-controlling interests	(146)	(191)	(202)
Net (loss) income attributable to UDR, Inc.	(102,899)	(87,532)	697,790
Discount on preferred stock repurchases, net	25	2,586	3,056
Net (loss)/income attributable to common stockholders	(112,362)	(95,858)	688,708
Earnings per weighted average common share - basic:
Loss from continuing operations attributable to common stockholders	$ (0.73)	$ (0.65)	$ (0.91)
Income from discontinued operations	$ 0.05	$ 0.01	$ 6.20
Net (loss)/income attributable to common stockholders	$ (0.68)	$ (0.64)	$ 5.29
Earnings per weighted average common share - diluted:
Loss from continuing operations attributable to common stockholders	$ (0.73)	$ (0.65)	$ (0.91)
Income from discontinued operations	$ 0.05	$ 0.01	$ 6.20
Net (loss)/income attributable to common stockholders	$ (0.68)	$ (0.64)	$ 5.29
Common distributions declared per share	$ 0.73	$ 0.85	$ 2.29
Weighted average number of common shares outstanding - basic	165,857	149,090	130,219
Weighted average number of common shares outstanding - diluted	165,857	149,090	130,219
8.00% Series E Cumulative Convertible Preferred Stock
Interest
Distributions to preferred stockholders	(3,726)	(3,724)	(3,724)
6.75% Series G Cumulative Redeemable Preferred Stock
Interest
Distributions to preferred stockholders	$ (5,762)	$ (7,188)	$ (8,414)